Document and Entity Information	Nov. 03, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Securities Act File Number	000-50070
Entity Registrant Name	SAFETY INSURANCE GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4181699
Entity Address, Address Line One	20 Custom House Street
Entity Address, State or Province	MA
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	951-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SAFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001172052
Amendment Flag	false